Inventories (Movements of provision for inventory obsolescence during years) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Inventories [abstract]
Beginning of the year		¥ (168,875)	¥ (167,282)
Provision	[1]	(255,181)	(1,520)
Reversal		1,365	1,782
Disposal of subsidiaries		0	162
Currency translation differences		(8,016)	(2,017)
End of the year		(430,707)	¥ (168,875)
Provision provided for fuel oil		¥ 255,000

[1]	In 2018, approximately RMB255 million provision was provided for the fuel oil, which was recognised based on the net realisable value.